GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Value Funds

Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares of the

Goldman Sachs Growth and Income Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

(the “Funds”)

Supplement dated June 24, 2016 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated December 29, 2015

Effective June 30, 2016, Andrew Braun no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Braun in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

EQVAL234PMCHG 06-16